Employee benefits (Details Narrative) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Defined contribution plan	₩ 593,562	₩ 295,080	₩ 435,139
Weighted average duration of the defined benefit obligation	7 years 9 months 3 days